Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
November 30, 2025
SS1-NPRT1-0126
1.9863242.110
Asset-Backed Securities - 14.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	928,000	927,722
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	1,233,000	1,233,360
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	698,000	697,748
TOTAL BAILIWICK OF JERSEY		2,858,830
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	345,174	347,137
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	70,174	71,088
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	146,158	147,718
TOTAL CANADA		565,943
GRAND CAYMAN (UK OVERSEAS TER) - 3.5%
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	800,000	800,250
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	1,130,000	1,130,295
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	1,054,000	1,051,904
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	1,737,000	1,739,315
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	850,000	849,768
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	1,047,000	1,047,553
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	1,168,000	1,168,304
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	956,000	957,777
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	911,000	911,035
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	1,360,000	1,359,796
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	184,848	184,906
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	459,957	460,159
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	667,000	666,985
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	892,000	893,763
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	1,245,075	1,246,091
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,467,901
UNITED STATES - 10.1%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	137,433	137,509
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	199,316	199,686
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	980,000	980,940
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	187,661	188,849
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	659,712	666,223
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	338,047	340,663
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	114,000	116,261
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	100,265
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	175,000	177,917
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	560,000	560,158
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	79,116	79,702
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	877,289
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	200,185	202,590
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	542,049	545,743
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	172,000	174,065
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	724,102
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	675,000	679,584
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	880,000	890,217
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	1,089,000	1,099,079
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	461,348	463,706
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	248,847	250,549
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 7/25/2034 (c)(d)	79,106	78,621
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	129,265	129,632
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	312,490	314,285
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	369,852	372,408
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	229,000	230,592
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	95,560	96,570
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	73,000	74,544
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	435,000	438,848
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	15,616	15,619
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	191,882	194,442
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	725,093	730,533
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	776,000	786,571
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	275,000	277,769
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	670,000	681,293
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	155,000	157,640
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	835,000	838,668
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	1,178,000	1,179,164
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	890,000	888,359
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	490,308
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,146,000	1,165,509
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	740,353
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	370,134
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,260,000	1,277,506
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	270,000	273,806
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	82,765	83,027
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	406,000	408,103
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	249,000	250,995
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	1,250,000	1,248,743
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	199,000	202,306
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	62,838	62,940
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	173,041	174,180
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	440,000	445,417
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	32,885	32,852
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	620,000	621,951
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	270,000	270,355
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	325,000	322,212
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	264,319	266,434
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	902,000	903,476
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	77,446	77,635
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	160,000	160,047
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	256,363	257,338
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	260,000	260,671
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	176,138	176,513
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	837,886	843,307
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	345,035	346,803
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	129,181	130,472
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	255,068	255,608
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	107,838	115,418
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	592,640	597,007
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	332,368	333,457
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	93,839	94,227
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	275,458	277,210
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	330,000	332,751
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,424,653
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,186,594
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	860,405	870,116
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	94,000	94,319
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	2,000,000	2,017,846
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	540,326	546,968
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	770,564	779,228
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	264,118	266,282
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	781,185	787,538
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	1,110,000	1,117,978
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	702,491	709,760
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	91,776	92,262
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	602,000	607,497
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	717,000	721,096
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	180,000	180,015
TOTAL UNITED STATES		42,211,878
TOTAL ASSET-BACKED SECURITIES (Cost $59,750,004)		60,104,552

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c) (Cost $999,999)	1,000,000	1,014,066

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	106,532	105,195
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	54,406	54,175
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	15,395	15,707
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.4863% 5/25/2045 (c)(d)	229,013	227,731
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.5363% 7/25/2046 (c)(d)	234,848	234,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	152,462	152,425
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	168,202	164,640
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	456,220	446,298
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	814	762
TOTAL UNITED STATES		1,401,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,389,271)		1,401,191

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	990,000	993,708
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,124,273	1,069,702
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	3,055,000	3,030,248
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	207,793	207,793
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	279,000	279,000
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	648,249	648,249
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	482,121	482,422
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	101,938	101,264
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	946,309	944,535
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	481,650	481,801
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	634,000	632,764
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	3,165,462	2,583,836
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	570,000	570,889
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	1,631,610	1,614,571
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	866,322	840,523
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	392,000	392,000
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	492,000	492,020
TOTAL UNITED STATES		15,365,325
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,131,684)		15,365,325

Non-Convertible Corporate Bonds - 71.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (b)	307,000	312,602
Glencore Funding LLC 5.338% 4/4/2027 (b)	1,250,000	1,269,922
Glencore Funding LLC 5.4% 5/8/2028 (b)	900,000	924,506

TOTAL AUSTRALIA		2,507,030
CANADA - 2.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,973,603
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	877,000	879,550
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd 3.85% 6/1/2027	500,000	497,891
Cenovus Energy Inc 4.25% 4/15/2027	750,000	753,259
Enbridge Inc 3.7% 7/15/2027	1,000,000	993,485
Enbridge Inc 4.2% 11/20/2028	577,000	578,452
Enbridge Inc 4.6% 6/20/2028	165,000	166,821
Enbridge Inc 5.9% 11/15/2026	549,000	557,649
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,429,000	1,439,897
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,143,070
		6,130,524
Financials - 0.0%
Banks - 0.0%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	450,000	457,250
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd 4.9% 3/27/2028	620,000	631,156
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	1,610,000	1,602,869
TOTAL CANADA		11,674,952
FRANCE - 0.9%
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,400,000	1,415,940
Societe Generale SA 5.249% 5/22/2029 (b)(c)	1,360,000	1,386,846
Societe Generale SA 6.446% 1/10/2029 (b)(c)	974,000	1,014,799

TOTAL FRANCE		3,817,585
GERMANY - 2.5%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	1,250,000	1,265,816
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,919,000	3,885,837
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	550,000	559,139
		5,710,792
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,524,849
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,790,000	1,876,591
		3,401,440
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,000,000	1,009,505
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	399,000	405,312
		1,414,817
TOTAL GERMANY		10,527,049
IRELAND - 1.8%
Financials - 1.5%
Consumer Finance - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	4,184,000	4,167,198
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,063,354
		6,230,552
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	439,000	424,722
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	811,000	820,565
		1,245,287
TOTAL IRELAND		7,475,839
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 4.625% 6/15/2027 (b)	900,000	906,008
Enel Finance International NV 5.125% 6/26/2029 (b)	1,230,000	1,264,503

TOTAL ITALY		2,170,511
JAPAN - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,790
		404,298
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Honda Motor Co Ltd 4.436% 7/8/2028	1,250,000	1,261,296
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	627,000	638,905
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	900,000	920,789
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,029,261
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,400,000	2,458,195
		4,408,245
TOTAL JAPAN		6,712,744
NETHERLANDS - 1.2%
Financials - 0.8%
Banks - 0.8%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(c)	1,500,000	1,546,315
ING Groep NV 4.55% 10/2/2028	1,500,000	1,520,169
		3,066,484
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,460,000	1,457,760
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	293,000	293,854
		1,751,614
TOTAL NETHERLANDS		4,818,098
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA 1.75% 1/22/2026	909,000	906,011
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 5.365% 7/15/2028 (c)	2,400,000	2,446,466
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,063,000	1,056,569
UNITED KINGDOM - 5.7%
Consumer Staples - 1.3%
Tobacco - 1.3%
BAT Capital Corp 2.259% 3/25/2028	2,000,000	1,919,752
BAT International Finance PLC 4.448% 3/16/2028	2,000,000	2,015,321
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	426,000	430,022
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,098,000	1,129,900
		5,494,995
Financials - 4.3%
Banks - 4.3%
Barclays PLC 5.086% 2/25/2029 (c)	1,400,000	1,426,456
Barclays PLC 5.674% 3/12/2028 (c)	1,250,000	1,272,685
Barclays PLC 6.496% 9/13/2027 (c)	2,370,000	2,410,507
HSBC Holdings PLC 4.899% 3/3/2029 (c)	995,000	1,009,962
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,500,000	1,529,714
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,390,000	2,417,973
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,500,000	1,563,357
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	460,000	455,296
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	282,000	287,078
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,570,000	2,667,478
NatWest Group PLC 5.516% 9/30/2028 (c)	1,820,000	1,865,480
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.0459% 5/23/2029 (c)(d)	1,101,000	1,106,220
		18,012,206
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	440,000	445,127
TOTAL UNITED KINGDOM		23,952,328
UNITED STATES - 52.3%
Communication Services - 2.8%
Diversified Telecommunication Services - 1.3%
AT&T Inc 1.7% 3/25/2026	3,100,000	3,076,665
AT&T Inc 2.3% 6/1/2027	1,000,000	974,612
Verizon Communications Inc 4.329% 9/21/2028	1,250,000	1,260,290
		5,311,567
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,969,502
Comcast Corp 4.15% 10/15/2028	1,260,000	1,266,676
		3,236,178
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.25% 2/15/2026	1,600,000	1,592,935
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,532,978
		3,125,913
TOTAL COMMUNICATION SERVICES		11,673,658

Consumer Discretionary - 4.4%
Automobiles - 3.2%
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,013,772
General Motors Financial Co Inc 1.25% 1/8/2026	4,954,000	4,938,134
General Motors Financial Co Inc 4.2% 10/27/2028	476,000	476,286
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,101,392
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,524,672
Hyundai Capital America 4.875% 6/23/2027 (b)	1,130,000	1,141,636
Hyundai Capital America 5.45% 6/24/2026 (b)	873,000	878,784
		13,074,676
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp 2% 3/12/2027	1,000,000	974,792
Household Durables - 0.2%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,006,467
Leisure Products - 0.2%
Mattel Inc 3.75% 4/1/2029 (b)	840,000	819,797
Specialty Retail - 0.6%
AutoNation Inc 4.45% 1/15/2029	1,060,000	1,062,893
Lowe's Cos Inc 3.95% 10/15/2027	1,260,000	1,258,621
O'Reilly Automotive Inc 5.75% 11/20/2026	393,000	399,060
		2,720,574
TOTAL CONSUMER DISCRETIONARY		18,596,306

Consumer Staples - 1.4%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	992,232
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 4.625% 11/1/2027	1,000,000	1,007,862
Mars Inc 4.6% 3/1/2028 (b)	987,000	999,729
		2,007,591
Food Products - 0.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028	698,000	699,737
Campbell's Company/The 5.3% 3/20/2026	292,000	292,943
Mondelez International Inc 4.25% 5/6/2028	630,000	633,475
		1,626,155
Tobacco - 0.3%
Philip Morris International Inc 5.25% 9/7/2028	1,220,000	1,258,996
TOTAL CONSUMER STAPLES		5,884,974

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	880,000	916,312
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,586,590
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,382,925
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,015,310
Energy Transfer LP 6% 2/1/2029 (b)	900,000	910,521
EQT Corp 3.9% 10/1/2027	930,000	924,449
EQT Corp 5.7% 4/1/2028	890,000	919,003
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	923,575
MPLX LP 1.75% 3/1/2026	5,000,000	4,967,974
Occidental Petroleum Corp 5% 8/1/2027	875,000	890,995
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,274,992
ONEOK Inc 5.625% 1/15/2028 (b)	890,000	909,063
Phillips 66 3.9% 3/15/2028	630,000	626,968
Targa Resources Corp 4.35% 1/15/2029	106,000	106,357
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	910,131
Western Gas Partners LP 4.65% 7/1/2026	910,000	910,984
Williams Cos Inc/The 5.3% 8/15/2028	890,000	917,049
Williams Cos Inc/The 5.4% 3/2/2026	290,000	291,010
		20,384,208
Financials - 24.0%
Banks - 11.3%
Bank of America Corp 4.623% 5/9/2029 (c)	1,360,000	1,378,557
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,070,327
Bank of America Corp 5.202% 4/25/2029 (c)	7,000,000	7,178,768
Citigroup Inc 3.52% 10/27/2028 (c)	2,107,000	2,085,205
Citigroup Inc 3.668% 7/24/2028 (c)	1,400,000	1,390,164
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,994,718
Citigroup Inc 4.075% 4/23/2029 (c)	1,700,000	1,699,037
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,100,000	1,155,241
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	1,000,000	973,530
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	1,500,000	1,505,866
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	5,000,000	5,066,399
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	1,000,000	1,014,979
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	1,000,000	1,028,967
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,000,000	2,049,536
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	410,000	413,272
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	989,000	1,031,154
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,137,316
US Bancorp 4.653% 2/1/2029 (c)	2,100,000	2,126,081
US Bancorp 5.775% 6/12/2029 (c)	500,000	520,297
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,780,000	1,736,643
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,400,000	1,389,842
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,000,000	992,685
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,000,000	2,021,537
Wells Fargo & Co 4.97% 4/23/2029 (c)	910,000	927,851
Wells Fargo & Co 5.707% 4/22/2028 (c)	1,500,000	1,531,932
		47,419,904
Capital Markets - 6.9%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	864,000	852,987
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	872,000	876,228
Athene Global Funding 4.95% 1/7/2027 (b)	1,134,000	1,142,979
Athene Global Funding 5.516% 3/25/2027 (b)	3,000,000	3,043,321
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,382,064
Equitable America Global Funding 4.65% 6/9/2028 (b)	522,000	527,702
GA Global Funding Trust 4.4% 9/23/2027 (b)	1,610,000	1,614,032
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,138,000	2,099,585
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	1,400,000	1,390,747
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,130,000	1,132,329
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,000,000	1,006,520
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	910,000	919,980
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	395,000	392,130
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	1,068,000	1,073,412
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,485,536
LPL Holdings Inc 4.9% 4/3/2028	485,000	491,911
Morgan Stanley 3.591% 7/22/2028 (c)	1,000,000	990,761
Morgan Stanley 3.772% 1/24/2029 (c)	2,111,000	2,097,035
Morgan Stanley 4.133% 10/18/2029 (c)	1,060,000	1,059,886
Morgan Stanley 5.123% 2/1/2029 (c)	1,507,000	1,539,164
Morgan Stanley 5.164% 4/20/2029 (c)	1,630,000	1,668,800
Morgan Stanley 6.296% 10/18/2028 (c)	880,000	914,598
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,000,000	1,015,784
		28,717,491
Consumer Finance - 2.8%
Ally Financial Inc 4.75% 6/9/2027	920,000	924,865
American Express Co 4.731% 4/25/2029 (c)	1,100,000	1,118,266
Capital One Financial Corp 7.149% 10/29/2027 (c)	2,000,000	2,050,549
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,518,015
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,051,244
Toyota Motor Credit Corp 3.65% 1/8/2029	1,270,000	1,257,961
		11,920,900
Financial Services - 1.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,964,929
CNH Industrial Capital LLC 4.55% 4/10/2028	1,450,000	1,462,338
Corebridge Global Funding 4.65% 8/20/2027 (b)	424,000	428,140
Fiserv Inc 5.45% 3/2/2028	900,000	920,654
Global Payments Inc 4.5% 11/15/2028	963,000	966,216
Sammons Financial Group Inc 4.45% 5/12/2027 (b)	910,000	908,417
		6,650,694
Insurance - 1.4%
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	769,372
Brown & Brown Inc 4.6% 12/23/2026	423,000	424,952
Brown & Brown Inc 4.7% 6/23/2028	236,000	238,283
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	831,000	835,854
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,079,000	1,087,383
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	832,000	849,363
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	416,000	416,443
RGA Global Funding 4.35% 8/25/2028 (b)	1,300,000	1,304,984
		5,926,634
TOTAL FINANCIALS		100,635,623

Health Care - 2.4%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	921,197
Health Care Providers & Services - 2.0%
Centene Corp 2.45% 7/15/2028	570,000	531,382
Cigna Group/The 3.4% 3/1/2027	1,000,000	992,557
Cigna Group/The 4.375% 10/15/2028	630,000	636,267
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,614,464
CVS Health Corp 5% 2/20/2026	1,500,000	1,501,610
HCA Inc 3.125% 3/15/2027	1,000,000	986,869
HCA Inc 5% 3/1/2028	590,000	601,336
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,248,251
		8,112,736
Pharmaceuticals - 0.2%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	990,946
TOTAL HEALTH CARE		10,024,879

Industrials - 2.2%
Aerospace & Defense - 1.4%
Boeing Co 2.196% 2/4/2026	1,750,000	1,742,963
Boeing Co 5.04% 5/1/2027	1,000,000	1,009,830
Boeing Co 6.259% 5/1/2027	1,010,000	1,037,598
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,029,994
		5,820,385
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,523,352
Trading Companies & Distributors - 0.5%
Air Lease Corp 3.625% 4/1/2027	1,919,000	1,892,645
TOTAL INDUSTRIALS		9,236,382

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp 3.9% 11/15/2028	630,000	630,289
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,120,000	2,148,989
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	505,321
Dell International LLC / EMC Corp 6.02% 6/15/2026	228,000	229,376
		3,513,975
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	924,717
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	995,400
		1,920,117
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Inc 5.05% 7/12/2027	1,500,000	1,525,523
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,155,224
Micron Technology Inc 5.327% 2/6/2029	660,000	680,856
		3,361,603
Software - 1.1%
Oracle Corp 2.8% 4/1/2027	1,000,000	980,387
Oracle Corp 4.8% 8/3/2028	1,300,000	1,312,745
Roper Technologies Inc 4.25% 9/15/2028	961,000	965,516
VMware LLC 3.9% 8/21/2027	1,160,000	1,158,036
		4,416,684
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	568,488
TOTAL INFORMATION TECHNOLOGY		13,780,867

Materials - 0.4%
Chemicals - 0.3%
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	573,000	589,698
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (b)	630,000	623,249
		1,212,947
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	413,000	415,423
Amrize Finance US LLC 4.7% 4/7/2028 (b)	297,000	300,673
		716,096
TOTAL MATERIALS		1,929,043

Real Estate - 2.1%
Diversified REITs - 0.5%
VICI Properties LP 4.75% 2/15/2028	910,000	919,263
VICI Properties LP 4.75% 4/1/2028	987,000	997,832
		1,917,095
Real Estate Management & Development - 0.3%
Essex Portfolio LP 1.7% 3/1/2028	670,000	635,347
Extra Space Storage LP 5.7% 4/1/2028	610,000	630,563
		1,265,910
Specialized REITs - 1.3%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,385,281
American Tower Corp 3.65% 3/15/2027	1,163,000	1,155,090
American Tower Corp 5.25% 7/15/2028	890,000	914,749
Crown Castle Inc 4% 3/1/2027	2,000,000	1,992,913
		5,448,033
TOTAL REAL ESTATE		8,631,038

Utilities - 4.4%
Electric Utilities - 2.6%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,380,000	1,374,806
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	950,000	937,854
Duke Energy Corp 4.3% 3/15/2028	630,000	633,130
Duke Energy Corp 5% 12/8/2027	900,000	915,094
Eversource Energy 2.9% 3/1/2027	1,000,000	983,696
Exelon Corp 5.15% 3/15/2028	620,000	633,854
Exelon Corp 5.15% 3/15/2029	286,000	294,515
FirstEnergy Corp 1.6% 1/15/2026	476,000	474,028
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	550,000	551,488
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	900,000	920,158
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	717,000	717,372
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	601,000	607,361
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	215,640
Southern Co/The 4.85% 6/15/2028	1,240,000	1,262,189
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	323,000	325,794
		10,846,979
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	922,952
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 5.45% 6/1/2028	1,530,000	1,565,057
Multi-Utilities - 1.2%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	994,616
DTE Energy Co 4.875% 6/1/2028	770,000	783,982
DTE Energy Co 4.95% 7/1/2027	394,000	398,801
NiSource Inc 5.25% 3/30/2028	900,000	923,338
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	919,661
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,018,638
		5,039,036
TOTAL UTILITIES		18,374,024

TOTAL UNITED STATES		219,151,002
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $293,290,457)		297,216,184

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	240,326	243,549
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	122,278	123,918
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	328,560	332,966
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,191,578	2,189,461
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	578,316	597,634
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	82	86
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 6/1/2027	670	682
Freddie Mac Gold Pool 8.5% 7/1/2028	48	49
Freddie Mac Gold Pool 8.5% 8/1/2026	54	54
Freddie Mac Gold Pool 8.5% 8/1/2027	1,455	1,485
Freddie Mac Gold Pool 8.5% 8/1/2027	157	160
Ginnie Mae I Pool 7% 1/15/2028	522	526
Ginnie Mae I Pool 7% 1/15/2028	144	146
Ginnie Mae I Pool 7% 1/15/2029	661	671
Ginnie Mae I Pool 7% 1/15/2029	130	132
Ginnie Mae I Pool 7% 1/15/2031	336	346
Ginnie Mae I Pool 7% 1/15/2032	168	171
Ginnie Mae I Pool 7% 10/15/2028	838	855
Ginnie Mae I Pool 7% 10/15/2028	557	567
Ginnie Mae I Pool 7% 10/15/2028	66	67
Ginnie Mae I Pool 7% 11/15/2027	114	115
Ginnie Mae I Pool 7% 11/15/2028	886	904
Ginnie Mae I Pool 7% 11/15/2028	327	333
Ginnie Mae I Pool 7% 12/15/2028	220	223
Ginnie Mae I Pool 7% 12/15/2028	165	167
Ginnie Mae I Pool 7% 12/15/2029	123	126
Ginnie Mae I Pool 7% 2/15/2028	51	51
Ginnie Mae I Pool 7% 2/15/2030	1,829	1,880
Ginnie Mae I Pool 7% 2/15/2031	150	155
Ginnie Mae I Pool 7% 2/15/2032	158	164
Ginnie Mae I Pool 7% 3/15/2031	272	281
Ginnie Mae I Pool 7% 3/15/2031	113	117
Ginnie Mae I Pool 7% 3/15/2031	49	51
Ginnie Mae I Pool 7% 3/15/2032	1,008	1,040
Ginnie Mae I Pool 7% 3/15/2032	520	539
Ginnie Mae I Pool 7% 4/15/2028	2,417	2,439
Ginnie Mae I Pool 7% 4/15/2028	199	200
Ginnie Mae I Pool 7% 4/15/2028	153	156
Ginnie Mae I Pool 7% 4/15/2029	648	660
Ginnie Mae I Pool 7% 4/15/2029	45	45
Ginnie Mae I Pool 7% 4/15/2032	501	517
Ginnie Mae I Pool 7% 4/15/2032	384	397
Ginnie Mae I Pool 7% 5/15/2029	519	529
Ginnie Mae I Pool 7% 5/15/2031	2,931	3,034
Ginnie Mae I Pool 7% 5/15/2032	394	405
Ginnie Mae I Pool 7% 6/15/2028	402	407
Ginnie Mae I Pool 7% 6/15/2028	182	185
Ginnie Mae I Pool 7% 6/15/2029	19	18
Ginnie Mae I Pool 7% 6/15/2032	1,898	1,963
Ginnie Mae I Pool 7% 6/15/2032	694	722
Ginnie Mae I Pool 7% 7/15/2028	2,028	2,058
Ginnie Mae I Pool 7% 7/15/2028	585	595
Ginnie Mae I Pool 7% 7/15/2028	203	206
Ginnie Mae I Pool 7% 7/15/2029	521	533
Ginnie Mae I Pool 7% 7/15/2029	163	167
Ginnie Mae I Pool 7% 7/15/2031	1,977	2,037
Ginnie Mae I Pool 7% 7/15/2031	358	366
Ginnie Mae I Pool 7% 8/15/2028	1,378	1,403
Ginnie Mae I Pool 7% 8/15/2028	841	856
Ginnie Mae I Pool 7% 8/15/2028	165	168
Ginnie Mae I Pool 7% 8/15/2032	13,787	14,234
Ginnie Mae I Pool 7% 8/15/2032	685	712
Ginnie Mae I Pool 7% 8/15/2032	214	222
Ginnie Mae I Pool 7% 9/15/2028	1,339	1,361
Ginnie Mae I Pool 7% 9/15/2028	258	261
TOTAL UNITED STATES		3,536,531
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,733,982)		3,536,531

U.S. Treasury Obligations - 8.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028 (f)	3.49 to 3.62	21,942,100	21,873,531
US Treasury Notes 4.625% 9/30/2028	3.89	13,142,400	13,541,806
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,224,393)			35,415,337

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $7,503,370)	4.02	7,501,870	7,503,370

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $418,023,160)	421,556,556
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,592,137)
NET ASSETS - 100.0%	418,964,419

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	322	3/31/2026	67,250,203	35,418	35,418

The notional amount of futures purchased as a percentage of Net Assets is 16.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,026,676 or 27.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $493,453.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,798,608	27,675,483	25,970,765	44,389	44	-	7,503,370	7,501,870	0.0%
Total	5,798,608	27,675,483	25,970,765	44,389	44	-	7,503,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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